Financial Statements of Parent Company Guarantor - Condensed Consolidating Statement of Operations and Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Dec. 31, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Net sales	$ 1,802.5	$ 1,758.4	$ 1,834.1	$ 1,644.0	$ 1,831.0	$ 1,713.3	$ 1,791.7	$ 1,663.7	$ 7,039.0	$ 6,999.7	$ 4,306.8
Cost of goods sold									4,576.0	4,629.6	3,040.9
Gross profit	627.9	624.7	646.3	564.1	630.5	614.7	627.4	497.5	2,463.0	2,370.1	1,265.9
Selling, general and administrative									1,493.8	1,493.7	1,117.7
Research and development									117.3	122.8	92.3
Impairment of trade names									0	11.0	60.7
Operating income (loss)	176.0	267.4	226.4	182.1	241.3	230.0	204.9	66.4	851.9	742.6	(4.8)
Loss (earnings) from investment in subsidiaries									0	0	0
Loss (gain) on sale of businesses, net									0.2	(20.8)	0
Gains (Losses) on Extinguishment of Debt									0	0	(75.4)
Other (income) expense:
Equity income of unconsolidated subsidiaries									(1.2)	(2.0)	(2.3)
Interest income									(3.7)	(4.4)	(2.0)
Interest expense									72.3	75.3	70.2
Income (loss) from continuing operations before income taxes and noncontrolling interest									784.3	694.5	(146.1)
Provision (benefit) for income taxes									177.3	177.0	(67.2)
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest									607.0	517.5	(78.9)
Discontinued Operation, Income (Loss) from Discontinued Operation During Phase-out Period, Net of Tax	(9.0)	1.6	2.3	(1.3)	(3.9)	7.8	15.5	6.5	(6.4)	25.9	(25.7)
Discontinued Operation, Provision for Loss (Gain) on Disposal, Net of Tax	0	(380.1)	0	(5.6)	(0.8)	0	0	0	(385.7)	(0.8)	0
Discontinued Operation, Income (Loss) from Investment in Subsidiaries									0	0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	129.8	192.5	159.2	125.5	164.4	166.4	139.9	46.8	214.9	542.6	(104.6)
Noncontrolling interest									0	5.8	2.6
Net income (loss) attributable to Pentair plc	120.8	(186.0)	161.5	118.6	158.2	172.8	154.1	51.7	214.9	536.8	(107.2)
Income (Loss) from Continuing Operations Attributable to Parent					162.9	165.0	138.6	45.2	607.0	511.7	(81.5)
Comprehensive income (loss), net of tax
Net income (loss) before noncontrolling interest									214.9	542.6	(104.6)
Changes in cumulative translation adjustment									(336.3)	(29.1)	31.4
Amortization of pension and other post-retirement prior service cost									0	(0.4)	(0.3)
Changes in market value of derivative financial instruments									(0.4)	(0.3)	(3.6)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest									(121.8)	512.8	(77.1)
Less: Comprehensive income attributable to noncontrolling interest									0	8.0	4.0
Comprehensive income (loss) attributable to Pentair plc									(121.8)	504.8	(81.1)
Parent Company Guarantor
Condensed Financial Statements, Captions [Line Items]
Net sales									0	0	0
Cost of goods sold									0	0	0
Gross profit									0	0	0
Selling, general and administrative									25.3	21.0	5.0
Research and development									0	0	0
Impairment of trade names										0	0
Operating income (loss)									(25.3)	(21.0)	(5.0)
Loss (earnings) from investment in subsidiaries									(615.5)	(539.0)	75.7
Loss (gain) on sale of businesses, net									0	0
Gains (Losses) on Extinguishment of Debt											0
Other (income) expense:
Equity income of unconsolidated subsidiaries									0	0	0
Interest income									0	0	0
Interest expense									0.7	5.6	0.1
Income (loss) from continuing operations before income taxes and noncontrolling interest									589.5	512.4	(80.8)
Provision (benefit) for income taxes									(17.5)	0.7	0.7
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest									607.0	511.7	(81.5)
Discontinued Operation, Income (Loss) from Discontinued Operation During Phase-out Period, Net of Tax									0	0	0
Discontinued Operation, Provision for Loss (Gain) on Disposal, Net of Tax									0	0
Discontinued Operation, Income (Loss) from Investment in Subsidiaries									(392.1)	25.1	(25.7)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest										536.8	(107.2)
Noncontrolling interest										0	0
Net income (loss) attributable to Pentair plc									214.9	536.8	(107.2)
Income (Loss) from Continuing Operations Attributable to Parent										511.7	(81.5)
Comprehensive income (loss), net of tax
Net income (loss) before noncontrolling interest									214.9	536.8	(107.2)
Changes in cumulative translation adjustment									(336.3)	(31.3)	30.0
Amortization of pension and other post-retirement prior service cost										(0.4)	(0.3)
Changes in market value of derivative financial instruments									(0.4)	(0.3)	(3.6)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest										504.8	(81.1)
Less: Comprehensive income attributable to noncontrolling interest										0	0
Comprehensive income (loss) attributable to Pentair plc									(121.8)	504.8	(81.1)
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales									0
Cost of goods sold									0
Gross profit									0
Selling, general and administrative									2.6
Research and development									0
Operating income (loss)									(2.6)
Loss (earnings) from investment in subsidiaries									(619.7)
Loss (gain) on sale of businesses, net									0
Other (income) expense:
Equity income of unconsolidated subsidiaries									0
Interest income									0
Interest expense									2.1
Income (loss) from continuing operations before income taxes and noncontrolling interest									615.0
Provision (benefit) for income taxes									(0.5)
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest									615.5
Discontinued Operation, Income (Loss) from Discontinued Operation During Phase-out Period, Net of Tax									0
Discontinued Operation, Provision for Loss (Gain) on Disposal, Net of Tax									0
Discontinued Operation, Income (Loss) from Investment in Subsidiaries									(392.1)		(25.7)
Net income (loss) attributable to Pentair plc									223.4
Comprehensive income (loss), net of tax
Net income (loss) before noncontrolling interest									223.4
Changes in cumulative translation adjustment									(336.3)
Changes in market value of derivative financial instruments									(0.4)
Comprehensive income (loss) attributable to Pentair plc									(113.3)
Subsidiary Issuer
Condensed Financial Statements, Captions [Line Items]
Net sales									0	0	0
Cost of goods sold									0	0	0
Gross profit									0	0	0
Selling, general and administrative									7.7	13.3	(3.8)
Research and development									0	0	0
Impairment of trade names										0	0
Operating income (loss)									(7.7)	(13.3)	3.8
Loss (earnings) from investment in subsidiaries									(611.1)	(508.6)	76.6
Loss (gain) on sale of businesses, net									0	0
Gains (Losses) on Extinguishment of Debt											0
Other (income) expense:
Equity income of unconsolidated subsidiaries									0	0	0
Interest income									(92.3)	(99.2)	(9.2)
Interest expense									95.6	106.0	10.2
Income (loss) from continuing operations before income taxes and noncontrolling interest									600.1	488.5	(73.8)
Provision (benefit) for income taxes									(2.4)	1.4	1.1
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest									602.5	487.1	(74.9)
Discontinued Operation, Income (Loss) from Discontinued Operation During Phase-out Period, Net of Tax									0	0	0
Discontinued Operation, Provision for Loss (Gain) on Disposal, Net of Tax									0	0
Discontinued Operation, Income (Loss) from Investment in Subsidiaries									(392.1)	25.1	0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest										512.2	(100.6)
Noncontrolling interest										0	0
Net income (loss) attributable to Pentair plc									210.4	512.2	(100.6)
Income (Loss) from Continuing Operations Attributable to Parent										487.1	(74.9)
Comprehensive income (loss), net of tax
Net income (loss) before noncontrolling interest									210.4	512.2	(100.6)
Changes in cumulative translation adjustment									(336.3)	(31.3)	30.0
Amortization of pension and other post-retirement prior service cost										(0.4)	(0.3)
Changes in market value of derivative financial instruments									(0.4)	(0.3)	(3.6)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest										480.2	(74.5)
Less: Comprehensive income attributable to noncontrolling interest										0	0
Comprehensive income (loss) attributable to Pentair plc									(126.3)	480.2	(74.5)
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net sales									7,039.0	6,999.7	4,306.8
Cost of goods sold									4,576.0	4,629.6	3,040.9
Gross profit									2,463.0	2,370.1	1,265.9
Selling, general and administrative									1,458.2	1,459.4	1,116.5
Research and development									117.3	122.8	92.3
Impairment of trade names										11.0	60.7
Operating income (loss)									887.5	776.9	(3.6)
Loss (earnings) from investment in subsidiaries									0	0	0
Loss (gain) on sale of businesses, net									0.2	(20.8)
Gains (Losses) on Extinguishment of Debt											(75.4)
Other (income) expense:
Equity income of unconsolidated subsidiaries									(1.2)	(2.0)	(2.3)
Interest income									(40.2)	(53.4)	(2.0)
Interest expense									102.7	111.9	69.1
Income (loss) from continuing operations before income taxes and noncontrolling interest									826.0	741.2	(143.8)
Provision (benefit) for income taxes									197.7	174.9	(69.0)
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest									628.3	566.3	(74.8)
Discontinued Operation, Income (Loss) from Discontinued Operation During Phase-out Period, Net of Tax									(6.4)	25.9	(25.7)
Discontinued Operation, Provision for Loss (Gain) on Disposal, Net of Tax									(385.7)	(0.8)
Discontinued Operation, Income (Loss) from Investment in Subsidiaries									0	0	51.4
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest										591.4	(100.5)
Noncontrolling interest										5.8	2.6
Net income (loss) attributable to Pentair plc									236.2	585.6	(103.1)
Income (Loss) from Continuing Operations Attributable to Parent										560.5	(77.4)
Comprehensive income (loss), net of tax
Net income (loss) before noncontrolling interest									236.2	591.4	(100.5)
Changes in cumulative translation adjustment									(336.3)	(29.1)	31.4
Amortization of pension and other post-retirement prior service cost										(0.4)	(0.3)
Changes in market value of derivative financial instruments									(0.4)	(0.3)	(3.6)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest										561.6	(73.0)
Less: Comprehensive income attributable to noncontrolling interest										8.0	4.0
Comprehensive income (loss) attributable to Pentair plc									(100.5)	553.6	(77.0)
Eliminations
Condensed Financial Statements, Captions [Line Items]
Net sales									0	0	0
Cost of goods sold									0	0	0
Gross profit									0	0	0
Selling, general and administrative									0	0	0
Research and development									0	0	0
Impairment of trade names										0	0
Operating income (loss)									0	0	0
Loss (earnings) from investment in subsidiaries									1,846.3	1,047.6	(152.3)
Loss (gain) on sale of businesses, net									0	0
Gains (Losses) on Extinguishment of Debt											0
Other (income) expense:
Equity income of unconsolidated subsidiaries									0	0	0
Interest income									128.8	148.2	9.2
Interest expense									(128.8)	(148.2)	(9.2)
Income (loss) from continuing operations before income taxes and noncontrolling interest									(1,846.3)	(1,047.6)	152.3
Provision (benefit) for income taxes									0	0	0
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest									(1,846.3)	(1,047.6)	152.3
Discontinued Operation, Income (Loss) from Discontinued Operation During Phase-out Period, Net of Tax									0	0	0
Discontinued Operation, Provision for Loss (Gain) on Disposal, Net of Tax									0	0
Discontinued Operation, Income (Loss) from Investment in Subsidiaries									1,176.3	(50.2)	0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest										(1,097.8)	203.7
Noncontrolling interest										0	0
Net income (loss) attributable to Pentair plc									(670.0)	(1,097.8)	203.7
Income (Loss) from Continuing Operations Attributable to Parent										(1,047.6)	152.3
Comprehensive income (loss), net of tax
Net income (loss) before noncontrolling interest									(670.0)	(1,097.8)	203.7
Changes in cumulative translation adjustment									1,008.9	62.6	(60.0)
Amortization of pension and other post-retirement prior service cost										0.8	0.6
Changes in market value of derivative financial instruments									1.2	0.6	7.2
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest										(1,033.8)	151.5
Less: Comprehensive income attributable to noncontrolling interest										0	0
Comprehensive income (loss) attributable to Pentair plc									$ 340.1	$ (1,033.8)	$ 151.5